Loans and Advances to Customers - Loans and advances to customers by type (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 594,144	€ 576,424
Loan loss provisions	(4,491)	(4,515)
Loans and advances to customers	589,653	571,909	[1],[2]
Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	41,803	46,372
Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	337,379	323,959
Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,095	1,979
Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	24,867	23,236
Asset backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions		2,209
Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	187,000	178,669
Netherlands [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	183,106	188,059
Loan loss provisions	(1,480)	(1,693)
Loans and advances to customers	181,626	186,366
Netherlands [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	24,547	26,975
Netherlands [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	117,848	119,457
Netherlands [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	195	257
Netherlands [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	3,304	3,162
Netherlands [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	37,213	38,208
International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	411,037	388,365
Loan loss provisions	(3,011)	(2,822)
Loans and advances to customers	408,027	385,543
International [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	17,257	19,397
International [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	219,530	204,502
International [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	2,901	1,722
International [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	21,563	20,074
International [member] | Asset backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions		2,209
International [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers before provisions	€ 149,787	€ 140,461

[1]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.